Fair Value Measurements (Details) - Schedule of the Changes in the Fair Value of the Level 3 Over-allotment Liability - Over-allotment liability - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning		$ 252,331
Change in fair value	58,062	(15,119)	$ (15,119)
Fair value of forfeited overallotment units		(79,071)	(79,071)
Elimination of overallotment liability		(158,141)	(158,141)
Fair value at the ending	$ 252,331